DERIVATIVE LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
SCHEDULE OF FAIR VALUE OF LIABILITIES MEASURED ON RECURRING BASIS

The inputs used to calculate the derivative values are as follows:

	Six months ended	Year ended
	June 30,	December 31,
	2023	2022
Expected term	-	- *
Expected average volatility	-%	280%
Expected dividend yield	-	-
Risk-free interest rate	-%	3.65%

*	There is no excepted term on the convertible notes.

	Year ended	Year ended
	December 31,	December 31,
	2022	2021
Expected term	- *	0.48 - 5.00 years
Expected average volatility	280%	160%- 302%
Expected dividend yield	-	-
Risk-free interest rate	3.65%	0.04% - 1.24%

*	There is no excepted term on the convertible notes.

SCHEDULE OF CHANGES IN DERIVATIVE LIABILITIES

The following table summarizes the changes in the derivative liabilities during the years ended December 31, 2022 and 2021:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Derivative liability as of December 31, 2020	$-

Addition of new derivatives recognized as debt discounts	390,000
Addition of new derivatives recognized as day-one loss	559,939
Derivative liabilities settled upon conversion of convertible note	(1,004,658)
Change in derivative liabilities recognized as loss on derivative	54,719
Derivative liability as of December 31, 2021	$-

Addition of new derivatives recognized as debt discounts	-
Addition of new derivatives recognized as day-one loss	57,883
Derivative liabilities settled upon conversion of convertible note	(57,883)
Change in derivative liabilities recognized as loss on derivative	-
Derivative liability as of December 31, 2022	$-